Note 16 - Partners' Capital (Predecessor) (Details Textual) - USD ($) $ in Millions	6 Months Ended	8 Months Ended
	Jun. 30, 2020	Aug. 21, 2020
HPK, LP [Member]
Net Income (Loss) Allocated to Limited Partners	$ 85	$ 85